Average Annual Total Returns - FidelityFreedomBlendFunds-KComboPRO - FidelityFreedomBlendFunds-KComboPRO - Fidelity Freedom Blend Income Fund	Sep. 08, 2023
Fidelity Freedom Blend Income Fund - Class K | Return Before Taxes
Average Annual Return:
Past 1 year	(11.58%)
Since Inception	1.58%
LB001
Average Annual Return:
Past 1 year	(13.01%)
Since Inception	0.25%	[1]
F0199
Average Annual Return:
Past 1 year	(11.04%)
Since Inception	1.84%	[1]

[1]	AFrom August 31, 2018.